Organization and Significant Accounting Policies (Details 2)	3 Months Ended						6 Months Ended						12 Months Ended
	Jun. 30, 2015 SFr / shares	Jun. 30, 2015 BRL / shares	Jun. 30, 2015 ZAR / shares	Jun. 30, 2014 SFr / shares	Jun. 30, 2014 BRL / shares	Jun. 30, 2014 ZAR / shares	Jun. 30, 2015 SFr / shares	Jun. 30, 2015 BRL / shares	Jun. 30, 2015 ZAR / shares	Jun. 30, 2014 SFr / shares	Jun. 30, 2014 BRL / shares	Jun. 30, 2014 ZAR / shares	Dec. 31, 2014 SFr / shares	Dec. 31, 2014 BRL / shares	Dec. 31, 2014 ZAR / shares	Dec. 31, 2013 SFr / shares	Dec. 31, 2013 BRL / shares	Dec. 31, 2013 ZAR / shares
SPI, SPO, and SPP [Member]
Foreign Currency Transaction [Line Items]
Foreign Currency Exchange Rate, Translation Average Period	1.0617	1.0617	1.0617	1.1247	1.1247	1.1247	1.0562	1.0562	1.0562	1.1223	1.1223	1.1223	1.0938	1.0938	1.0938	1.0790	1.0790	1.0790
SPI, SPO, and SPP [Member] | Reporting Date [Member]
Foreign Currency Transaction [Line Items]
Foreign Currency Exchange Rate, Translation | SFr / shares	SFr 1.0703			SFr 1.1216			SFr 1.0703			SFr 1.1216			SFr 1.0105			SFr 1.1230
SPLAM [Member]
Foreign Currency Transaction [Line Items]
Foreign Currency Exchange Rate, Translation Average Period	0.3250	0.3250	0.3250	0.4477	0.4477	0.4477	0.3380	0.3380	0.3380	0.4352	0.4352	0.4352	0.4257	0.4257	0.4257	0.4645	0.4645	0.4645
SPLAM [Member] | Reporting Date [Member]
Foreign Currency Transaction [Line Items]
Foreign Currency Exchange Rate, Translation | BRL / shares		BRL 0.3166			BRL 0.4536			BRL 0.3166			BRL 0.4536			BRL 0.3722			BRL 0.4232
SPHSA and SPMSA [Member]
Foreign Currency Transaction [Line Items]
Foreign Currency Exchange Rate, Translation Average Period	0.0827	0.0827	0.0827	0.0948	0.0948	0.0948	0.0839	0.0839	0.0839	0.0935	0.0935	0.0935	0.0922	0.0922	0.0922	0.1040	0.1040	0.1040
SPHSA and SPMSA [Member] | Reporting Date [Member]
Foreign Currency Transaction [Line Items]
Foreign Currency Exchange Rate, Translation			ZAR 0.0813			ZAR 0.0944			ZAR 0.0813			ZAR 0.0944			ZAR 0.0861			ZAR 0.0952